Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Schedule of Share Repurchases [Table Text Block]
Fiscal years ended October 31,	Shares repurchased	Cost
2020	—	$—
2019	351	1,573
2018	272	1,557